Income Taxes - Components of provision for income taxes (Details) - USD ($) $ in Thousands	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Current tax:
State tax	$ 2			$ 11
Total current tax	2			11
Total provision for income taxes	$ 2	$ 14	$ 3	$ 11